Employee Option Plans (Details) - Schedule of Matrix stock-based compensation activity (and not Magic software) - Matrix [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Matrix stock-based compensation activity (and not Magic software) [Line Items]
Number of options, Outstanding at beginning of year | shares	862,756
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 10.07
Weighted average remaining contractual term, Outstanding at beginning of year	1 year 11 months 4 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 17,513
Number of options, Expired and forfeited | shares	(12,500,000)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 10.08
Weighted average remaining contractual term, Expired and forfeited
Aggregate intrinsic value, Expired and forfeited | $
Number of options, Exercised | shares	(451,378)
Weighted average exercise price, Exercised | $ / shares	$ 10.11
Weighted average remaining contractual term, Exercised
Aggregate intrinsic value, Exercised | $	$ 7,786
Number of options, Outstanding at end of year | shares	398,878
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 7.66
Weighted average remaining contractual term, Outstanding at end of year	10 months 24 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 5,144
Number of options, Exercisable | shares	51,378
Weighted average exercise price, Exercisable | $ / shares
Weighted average remaining contractual term, Exercisable
Aggregate intrinsic value, Exercisable | $	$ 1,056